INVENTORIES - Schedule of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Product inventories	$ 31.0	$ 22.9
Work in process	12.6	13.0
Ore stockpiles	185.8	189.2
Materials and supplies	131.5	109.4
Inventories	360.9	334.5
Less: non-current ore stockpiles included in other non-current assets (Note 21)	(151.7)	(167.3)
Current inventories	$ 209.2	$ 167.2